Description of the Plan (Details)	12 Months Ended
Dec. 31, 2025
Description of the Plan
EBP, vesting, years of service, tranche one	1 year
EBP, vesting, years of service, tranche two	2 years
EBP, vesting, years of service, tranche three	3 years
EBP, vesting, years of service, tranche four	4 years
EBP, vesting, years of service, tranche five	5 years
EBP, vesting, years of service, tranche six	6 years
EBP, vesting percentage, tranche one	0.00%
EBP, vesting percentage, tranche two	20.00%
EBP, vesting percentage, tranche three	40.00%
EBP, vesting percentage, tranche four	60.00%
EBP, vesting percentage, tranche five	80.00%
EBP, vesting percentage, tranche six	100.00%